Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,365,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,107.75
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Registrants' Registration Statement on Form S-3 (File Nos. 333-299875, 333-299875-01, 333-299875-02 and 333-299875-03) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The senior notes are issued by STERIS Irish FinCo Unlimited Company.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.650% Senior Notes due 2033
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	The senior notes issued are fully and unconditionally guaranteed by STERIS plc, STERIS Limited and STERIS Corporation. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby. Refer also to footnote (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,890,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,153.43
Offering Note	Refer to footnote (1).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.875% Senior Notes due 2036
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Refer to footnotes (1) and (2).